5. NOTE PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Note Payable	$ 0	$ 116,141
Interest Expense	$ 3,663	$ 6,856